Commitments and Contingencies (Additional Information) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) ft²	Dec. 31, 2025 USD ($)	Jun. 15, 2026	Apr. 20, 2026 USD ($)	Dec. 31, 2024 USD ($)	Apr. 05, 2021 USD ($)	May 04, 2020 USD ($) ft²
Lessor, Lease, Description [Line Items]
Lease description	On June 15, 2026, we entered into a Sublease Agreement with AnaptysBio (the “Sublease Agreement”), with respect to facilities in the building at 10770 Wateridge Circle, San Diego, California 92121. Under the Sublease Agreement, we agreed to sublease approximately 45,000 square feet of space for a term of 24 months, beginning on April 20, 2026.	On May 4, 2020, we entered into a lease agreement with Wateridge Property Owner, LP, with respect to facilities in the building at 10770 Wateridge Circle, San Diego, California 92121 (the “Lease Agreement”). Under the Lease Agreement, we agreed to lease approximately 45,000 square feet of space for a term of 124 months, beginning on April 5, 2021.
Lease Term	24 months						124 months
Lease Start Date	April 20, 2026	April 5, 2021
Lease space | ft²	45,000						45,000
Lease terminate period	December 31, 2027
Monthly Base Rent	$ 4,870						$ 4,200
Increase base rent square foot	3.00%						3.00%
Prepaid Rent	$ 0
Operating lease, right-of-use asset	4,324,000	$ 12,519,000			$ 14,383,000	$ 20,600
Lease liability	$ 4,333,000	14,112,000		$ 4,400,000		$ 20,700,000
Weighted average discount rate	9.50%		4.00%
Weighted-average remaining lease term	1 year 9 months 18 days		5 years 8 months 12 days
Payment for termination fee		3,800,000
Security deposit		$ 300,000